Provisions for expected credit losses - Provision for ECL on loans and credit commitments by stage (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Loans and credit commitments
Loans and credit commitments
Gross loans and credit commitments	$ 924,937	$ 915,486	$ 893,738
Gross loans and credit commitments, percentage movement from prior period	1.00%
Gross loans and credit commitments, percentage movement from same period in prior year	3.00%
Coverage ratio (%)	0.51%	0.55%	0.61%
Coverage ratio, basis points movement from prior period	(0.0004)
Coverage ratio, basis points movement from same period in prior year	(0.0010)
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,675	$ 4,999	$ 5,482	$ 6,132
Provisions for expected credit losses, percentage movement from prior period	(6.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(15.00%)
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	$ 501	832	564
Provisions for expected credit losses, percentage movement from prior period	(40.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(11.00%)
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	$ 4,174	4,167	4,918
Provisions for expected credit losses, percentage movement from same period in prior year	(15.00%)
Loans and credit commitments | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 4,195	4,589	4,913
Provisions for expected credit losses, percentage movement from prior period	(9.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(15.00%)
Loans and credit commitments | Provision for ECL on loans included in assets held for sale
Loans and credit commitments
Provisions for expected credit losses		7	85
Provisions for expected credit losses, percentage movement from prior period	(100.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(100.00%)
Loans and credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 480	401	477
Provisions for expected credit losses, percentage movement from prior period	20.00%
Provisions for expected credit losses, percentage movement from same period in prior year	1.00%
Loans and credit commitments | Provision for ECL on credit commitments included in liabilities held for sale
Loans and credit commitments
Provisions for expected credit losses		2	7
Provisions for expected credit losses, percentage movement from prior period	(100.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(100.00%)
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,078	936	1,022	1,084
Provisions for expected credit losses, percentage movement from prior period	15.00%
Provisions for expected credit losses, percentage movement from same period in prior year	5.00%
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2,107	2,091	2,568	2,875
Provisions for expected credit losses, percentage movement from prior period	1.00%
Provisions for expected credit losses, percentage movement from same period in prior year	(18.00%)
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,490	$ 1,972	$ 1,892	$ 2,173
Provisions for expected credit losses, percentage movement from prior period	(24.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(21.00%)
Loans Receivable
Loans and credit commitments
Coverage ratio (%)	0.58%	0.64%	0.72%
Coverage ratio, basis points movement from prior period	(0.0006)
Coverage ratio, basis points movement from same period in prior year	(0.0014)